Income Taxes (Details) - Schedule of Statutory Corporate Tax Rate - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023
Schedule of Statutory Corporate Tax Rate [Abstract]
Income tax expense (benefit) at the statutory rate	$ 258	$ (411)
Increase (decrease) resulting from:
Cash surrender value of life insurance	(17)	(18)
State income tax expense (benefit)	55	(30)
Goodwill Impairment		199
Other	(2)	21
Total	$ 294	$ (239)	$ 294